Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 13 — INCOME TAX

The Company adopted ASU 2023-09 on January 1, 2025 on a prospective basis. The income tax provision for the year ended December 31, 2025 and 2024 consists of the following:

	December 31, 2025	December 31, 2024
Federal
Current	$23,592	$251,444
Return to provision	40,541	—
Deferred	(983,238)	(361,019)
Interest and penalties	—	210,648
State and Local
Current	—	—
Return to provision	—	—
Deferred	—	—
Foreign
Current	—	—
Return to provision	—	—
Deferred	—	—
Change in valuation allowance – federal	983,238	361,019
Change in valuation allowance – state and local	—	—
Change in valuation allowance – foreign	—	—
Income tax provision	$64,133	$462,092

As of December 31, 2025 and 2024, the Company had no U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

The Company’s net deferred tax liability at December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Deferred tax liability
Organizational costs/Startup expenses	$1,509,732	$899,736
Asset and liabilities accretion and amortization	2,337	—
Federal net operating loss carryforward	370,904	—
Total deferred tax asset	1,882,973	899,736
Change in valuation allowance – federal	(1,882,973)	(899,736)
Change in valuation allowance – state and local	—	—
Change in valuation allowance – foreign	—	—
Deferred tax liability, net of allowance	$—	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2025 and 2024, the change in the valuation allowance was $1,882,973 and $899,736, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2025 and 2024 is as follows:

	Year Ended December 31,
	2025		2024
Statutory federal income tax rate	21.0%	$(4,371,789)	21.0%
Change in fair value of Warrants	(14.7)%	3,056,968	(10.1)%
Recovery of offering costs attributable to partial waiver of deferred underwriting fee	0.3%	(56,342)	—%
Income tax interest and penalties	(0.1)%	23,605	(4.8)%
Change in fair value of conversion event liability	0.1%	(13,345)	(0.1)%
Interest expense – amortization of debt issuance costs	(0.4)%	73,646	(2.0)%
Excise tax interest and penalties	(0.5)%	112,543	(1.0)%
Business combination expenses	(1.0)%	215,047	(6.3)%
Prior year return to provision true-up	(0.2)%	40,562	1.0%
Change in valuation allowance – Federal	(4.9)%	983,238	(8.3)%
Change in valuation allowance – state and local	—%	—	—%
Change in valuation allowance – foreign	—%	—	—%
Income tax provision	(0.3)%	$64,133	(10.6)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company had no foreign operations and therefore no foreign tax disclosure requirements.

In 2025 and 2024, the Company paid $0 and $1,360,613, respectively, in federal taxes.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2025 and 2024 remain open and subject to examination. The Company considers Utah to be a significant state tax jurisdiction.